Segment Information - Schedule of Non-current Assets By Geographical Location (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of geographical areas [line items]
Allocated non-current assets	€ 3,632,405	€ 3,688,933
Deferred tax assets (unallocated)	11,556	117
Total non-current assets	3,666,757	3,721,659
Unallocated
Disclosure of geographical areas [line items]
Other financial assets	22,796	32,609
Deferred tax assets (unallocated)	11,556	117
Germany
Disclosure of geographical areas [line items]
Allocated non-current assets	1,844,890	1,836,281
United States
Disclosure of geographical areas [line items]
Allocated non-current assets	1,432,566	1,526,573
Rest of world
Disclosure of geographical areas [line items]
Allocated non-current assets	€ 354,949	€ 326,079